  PROSPECTUS                                                 January 22, 1996

  EVERGREEN(SM) INCOME FUNDS                             (Evergreen Tree Logo)

  EVERGREEN U.S. GOVERNMENT FUND
  EVERGREEN SHORT-INTERMEDIATE BOND FUND
  EVERGREEN INTERMEDIATE-TERM BOND FUND
  EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

  CLASS A SHARES
  CLASS B SHARES
  CLASS C SHARES

           The Evergreen Income Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide a high level of current income. This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.

           A "Statement of Additional Information" for the Funds dated January 22, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 807-2940. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY, AND INVOLVE INVESTMENT RISKS.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                12
         Investment Practices and Restrictions             14
MANAGEMENT OF THE FUNDS
         Investment Adviser                                18
         Distribution Plans and Agreements                 19
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 20
         How to Redeem Shares                              23
         Exchange Privilege                                24
         Shareholder Services                              25
         Effect of Banking Laws                            25
OTHER INFORMATION
         Dividends, Distributions and Taxes                26
         General Information                               27

                             OVERVIEW OF THE FUNDS


       The following is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".

       The Capital Management Group of First Union National Bank ("CMG") serves as investment adviser to Evergreen Income Funds which include: EVERGREEN SHORT-INTERMEDIATE BOND FUND, EVERGREEN U.S. GOVERNMENT FUND. EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND First Union National Bank of North Carolina ("FUNB"), is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND (formerly Evergreen Fixed Income Fund and previously known as First Union Fixed Income Portfolio) seeks to provide a high level of current income by investing in a broad range of investment grade debt securities, with capital growth as a secondary objective.

       EVERGREEN U.S. GOVERNMENT FUND (formerly First Union U.S. Government Portfolio) seeks a high level of current income consistent with stability of principal.

       EVERGREEN INTERMEDIATE-TERM BOND FUND (formerly The FFB Lexicon
Fund -- Fixed Income Fund) seeks to maximize current yield consistent with the preservation of capital.

       EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND (formerly The FFB Lexicon Fund -- Intermediate-Term Government Securities Fund) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

       THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION

       The table set forth below summarizes the shareholder transaction costs associated with an investment in each Class A, Class B and Class C Shares of a Fund. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES                 Class A Shares                    Class B Shares
Maximum Sales Charge Imposed on Purchases (as         4.75%                             None
a % of offering price)
Sales Charge on Dividend Reinvestments                None                              None
Contingent Deferred Sales Charge (as a % of        None            5% during the first year, 4% during the second
original purchase price or redemption                              year, 3% during the third and fourth years, 2%
proceeds, whichever is lower)                                      during the fifth year, 1% during the sixth and
                                                                   seventh years and 0% after the seventh year
Redemption Fee                                     None                                 None
Exchange Fee                                       None                                 None
SHAREHOLDER TRANSACTION EXPENSES                 Class C Shares
Maximum Sales Charge Imposed on Purchases (as         None
a % of offering price)
Sales Charge on Dividend Reinvestments                None
Contingent Deferred Sales Charge (as a % of       1% during the
original purchase price or redemption           first year and 0%
proceeds, whichever is lower)                      thereafter

Redemption Fee                                        None
Exchange Fee                                          None

       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return, and (ii) redemption at the end of each period and, additionally for Class B and C, no redemption at the end of each period.

       In the following examples (i) the expenses for Class A Shares assume deduction of the maximum 4.75% sales charge at the time of purchase, (ii) the expenses for Class B Shares and Class C Shares assume deduction at the time of redemption (if applicable) of the maximum contingent deferred sales charge applicable for that time period, and (iii) the expenses for Class B Shares reflect the conversion to Class A Shares eight years after purchase (years eight through ten, therefore, reflect Class A expenses).

EVERGREEN U.S. GOVERNMENT FUND

                                                                                                    EXAMPLES
                                                                                                                     Assuming
                                                                                         Assuming Redemption         no
                             ANNUAL OPERATING EXPENSES**                                  at End of Period           Redemption
                           Class A    Class B    Class C                            Class A    Class B    Class C    Class B
Management Fees              .50%       .50%       .50%    After 1 Year              $  58      $  68      $  28      $  18
12b-1 Fees*                  .25%       .75%       .75%    After 5 Years             $ 102      $ 116      $  96      $  96
Shareholder Service Fees       --       .25%       .25%    After 10 Years            $ 167      $ 180      $ 209      $ 180
Other Expenses               .28%       .28%       .28%
Total                       1.03%      1.78%      1.78%

                          Assuming
                          no
                          Redemption
                           Class C
Management Fees             $  18
12b-1 Fees*                 $  96
Shareholder Service Fees    $ 209
Other Expenses
Total

EVERGREEN SHORT-INTERMEDIATE BOND FUND

                                                                                                     EXAMPLES
                                                                                      Assuming Redemption          Assuming no
                             ANNUAL OPERATING EXPENSES                                 at End of Period            Redemption
                           Class A   Class B   Class C                            Class A   Class B   Class C   Class B   Class C
Management Fees              .50%      .50%      .50%    After 1 Year              $  55     $  67     $  27     $  17     $  17
12b-1 Fees*                  .10%      .75%      .75%    After 5 Years             $  82     $ 110     $  90     $  90     $  90
Shareholder Service Fees       --      .25%      .25%    After 10 Years            $ 136     $ 160     $ 195     $ 160     $ 195
Other Expenses               .15%      .15%      .15%
Total                        .75%     1.65%     1.65%

EVERGREEN INTERMEDIATE-TERM BOND FUND

                                                                                                     EXAMPLES
                                                                                      Assuming Redemption          Assuming no
                           ANNUAL OPERATING EXPENSES**                                 at End of Period            Redemption
                           Class A   Class B   Class C                            Class A   Class B   Class C   Class B   Class C
Management Fees              .60%      .60%      .60%    After 1 Year              $  58     $  68     $  28     $  18     $  18
12b-1 Fees*                  .25%      .75%      .75%    After 3 Years             $  79     $  86     $  56     $  56     $  56
Shareholder Service Fees       --      .25%      .25%    After 5 Years             $ 102     $ 116     $  96     $  96     $  96
Other Expenses               .18%      .18%      .18%    After 10 Years            $ 167     $ 180     $ 209     $ 180     $ 209
Total                       1.03%     1.78%     1.78%

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                                                                                     EXAMPLES
                                                                                      Assuming Redemption          Assuming no
                           ANNUAL OPERATING EXPENSES**                                 at End of Period            Redemption
                           Class A   Class B   Class C                            Class A   Class B   Class C   Class B   Class C
Management Fees              .60%      .60%      .60%    After 1 Year              $  58     $  68     $  28     $  18     $  18
12b-1 Fees*                  .25%      .75%      .75%    After 3 Years             $  79     $  86     $  56     $  56     $  56
Shareholder Service Fees       --      .25%      .25%    After 5 Years             $ 102     $ 116     $  96     $  96     $  96
Other Expenses               .18%      .18%      .18%    After 10 Years            $ 167     $ 180     $ 209     $ 180     $ 209
Total                       1.03%     1.78%     1.78%

*Class A Shares can pay up to .75 of 1% of average assets as a 12b-1 fee. For the forseeable future, the Class A Shares 12b-1 fees will be limited to .25 of 1% of average net assets for Evergreen U.S. Government Fund, Evergreen Intermediate-Term Bond Fund and Evergreen Intermediate-Term Government Securities Fund and .10 of 1% of average net assets for Evergreen
Short-Intermediate Bond Fund.

**The estimated annual operating expenses and examples do not reflect fee waivers and expense reimbursements. Actual expenses for Class A, B and C Shares net of fee waivers and expense reimbursements for the most recent fiscal period ended were as follows:

                                                                          CLASS A    CLASS B    CLASS C
EVERGREEN U.S. GOVERNMENT FUND                                             1.04%      1.79%      1.79%
EVERGREEN INTERMEDIATE-TERM BOND FUND                                       .80%        N/A        N/A
EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND                      .70%        N/A        N/A

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples for Evergreen U.S. Government Fund and Evergreen Short-Intermediate Bond Fund are estimated amounts based on the experience of each Fund for the six month period ended June 30, 1995. The amounts set forth both in the tables and examples for Evergreen Intermediate-Term Bond Fund and Evergreen Intermediate-Term Government Securities Fund are based on the experience of each fund for year ended August 31, 1995. Such expenses have been restated to reflect current fee arrangements. In the case of Funds that did not offer all of the above-referenced Classes of shares during such periods, the amounts set forth in the tables are based on the expenses incurred by the Classes that were offered. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds". As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
                                       4

                              FINANCIAL HIGHLIGHTS

       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN SHORT-INTERMEDIATE BOND FUND (FORMERLY EVERGREEN FIXED INCOME FUND) FUND, and EVERGREEN U.S. GOVERNMENT FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN INTERMEDIATE-TERM BOND FUND (formerly and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND) has been audited by Arthur Andersen LLP, the Fund's independent auditors during such periods. A report of KPMG Peat Marwick LLP or Arthur Andersen LLP on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.

       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

EVERGREEN U.S. GOVERNMENT FUND -- CLASS A AND CLASS B SHARES

                                                                     CLASS A SHARES                      CLASS B SHARES
                                                          SIX                       JANUARY 11,       SIX
                                                         MONTHS                        1993*         MONTHS
                                                         ENDED       YEAR ENDED       THROUGH        ENDED       YEAR ENDED
                                                        JUNE 30,    DECEMBER 31,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                         1995#          1994            1993         1995#          1994
PER SHARE DATA
  Net asset value, beginning of period...............      $9.07        $10.05          $10.00         $9.07        $10.05
  Income from investment operations:
  Net investment income..............................        .33           .66             .68           .29           .61
  Net realized and unrealized gain (loss) on
    investments......................................        .58          (.98)            .05           .58          (.98)
    Total from investment operations.................        .91          (.32)            .73           .87          (.37)
  Less distributions to shareholders from
    net investment income............................       (.33)         (.66)           (.68)         (.29)         (.61)
  Net asset value, end of period.....................      $9.65         $9.07          $10.05         $9.65         $9.07
TOTAL RETURN+........................................      10.2%         (3.2%)           7.4%          9.8%         (3.8%)
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)..........   $ 22,445      $ 23,706        $ 38,851      $192,490      $195,571
  Ratios to average net assets:
    Expenses (a).....................................      1.04%++        .96%            .68%++       1.79%++       1.54%
    Net investment income (a)........................      7.07%++       6.97%           6.93%++       6.32%++       6.42%
  Portfolio turnover rate............................         0%           19%             39%            0%           19%

                                                      CLASS B SHARES
                                                       JANUARY 11,
                                                          1993*
                                                         THROUGH
                                                       DECEMBER 31,
                                                           1993
PER SHARE DATA
  Net asset value, beginning of period...............     $10.00
  Income from investment operations:
  Net investment income..............................        .63
  Net realized and unrealized gain (loss) on
    investments......................................        .05
    Total from investment operations.................        .68
  Less distributions to shareholders from
    net investment income............................       (.63)
  Net asset value, end of period.....................     $10.05
TOTAL RETURN+........................................       6.9%
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)..........  $236,696
  Ratios to average net assets:
    Expenses (a).....................................       1.19%++
    Net investment income (a)........................       6.44%++
  Portfolio turnover rate............................     39%

#  The Fund changed its fiscal year end from December 31 to June 30.

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charges or contingent deferred charges are not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                                    CLASS A SHARES                     CLASS B SHARES
                                                          SIX                     JANUARY 11,       SIX
                                                         MONTHS                      1993*         MONTHS
                                                         ENDED     YEAR ENDED       THROUGH        ENDED       YEAR ENDED
                                                        JUNE 30,  DECEMBER 31,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                          1995        1994            1993          1995          1994
Expenses.............................................     1.05%       1.00%            .99%         1.80%         1.58%
Net investment income................................     7.06%       6.93%           6.62%         6.31%         6.38%

                                                      CLASS B SHARES
                                                       JANUARY 11,
                                                          1993*
                                                         THROUGH
                                                       DECEMBER 31,
                                                           1993
Expenses.............................................      1.50%
Net investment income................................      6.13%

EVERGREEN U.S. GOVERNMENT FUND -- CLASS C AND CLASS Y SHARES

                                                                CLASS C SHARES                      CLASS Y SHARES
                                                             SIX       SEPTEMBER 2,      SIX                       SEPTEMBER 2,
                                                            MONTHS        1994*         MONTHS                        1993*
                                                            ENDED        THROUGH        ENDED       YEAR ENDED       THROUGH
                                                           JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                            1995#          1994         1995#          1994            1993
PER SHARE DATA
  Net asset value, beginning of period..................     $9.07         $9.39         $9.07         $10.05          $10.25
  Income from investment operations:
  Net investment income.................................       .29           .20           .34            .69             .25
  Net realized and unrealized gain (loss) on
    investments.........................................       .58          (.32)          .58           (.98)           (.20)
    Total from investment operations....................       .87          (.12)          .92           (.29)            .05
  Less distributions to shareholders from net investment
    income..............................................      (.29)         (.20)         (.34 )         (.69)           (.25)
  Net asset value, end of period........................     $9.65         $9.07         $9.65          $9.07          $10.05
TOTAL RETURN+...........................................      9.8%         (1.3%)        10.3%          (2.9%)            .5%
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted).............      $350          $266       $16,934       $ 15,595        $ 14,486
  Ratios to average net assets:
    Expenses (a)........................................     1.79%++       1.71%++        .79% ++        .71%            .48%++
    Net investment income (a)...........................     6.36%++       6.70%++       7.31% ++       7.27%           7.20%++
  Portfolio turnover rate...............................        0%           19%            0%            19%             39%

#  The Fund changed its fiscal year end from December 31 to June 30.

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred charges are not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                          CLASS C SHARES                      CLASS Y SHARES
                                                       SIX       SEPTEMBER 2,      SIX                       SEPTEMBER 2,
                                                      MONTHS        1994*         MONTHS                        1993*
                                                      ENDED        THROUGH        ENDED       YEAR ENDED       THROUGH
                                                     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                       1995          1994          1995          1994            1993
Expenses..........................................     1.80%         1.75%          .80%          .75%            .79%
Net investment income.............................     6.34%         6.66%         7.30%         7.23%           6.89%

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                                                                                CLASS Y SHARES
                                                                  CLASS A
                                                                   SHARES                                          NOVEMBER 1,
                                                                MAY 2, 1995*                                          1991*
                                                                  THROUGH                                            THROUGH
                                                                 AUGUST 31,          YEAR ENDED AUGUST 31,          AUGUST 31,
                                                                    1995         1995        1994        1993          1992
PER SHARE DATA
Net asset value, beginning of period.........................       $9.95         $9.92      $10.61      $10.41        $10.00
Income (loss) from investment operations:
Net investment income........................................         .19           .55         .54         .57           .48
Net realized and unrealized gain (loss) on investments.......         .20           .23        (.64)        .24           .40
  Total from investment operations...........................         .39           .78        (.10)        .81           .88
Less distributions to shareholders from:
Net investment income........................................        (.19)         (.55)       (.54)       (.58)         (.47)
Net realized gains...........................................          --            --        (.05)       (.03)           --
  Total distributions........................................        (.19)         (.55)       (.59)       (.81)         (.47)
Net asset value, end of period...............................      $10.15        $10.15      $ 9.92      $10.61        $10.41
TOTAL RETURN+................................................        3.9%          8.2%       (1.0%)       8.0%         10.9%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....................      $8,753       $97,332    $106,448    $119,172       $87,648
Ratios to average net assets:
  Expenses (a)...............................................        .80%++        .70%        .55%        .55%          .55%++
  Net investment
    income (a)...............................................       5.42%++       5.54%       5.22%       5.48%         5.68%++
Portfolio turnover rate......................................         45%           45%         45%         31%           47%

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                      CLASS A                           CLASS Y SHARES
                                                       SHARES
                                                       MAY 2,                                                  NOVEMBER 1,
                                                       1995*                                                      1991*
                                                      THROUGH                                                    THROUGH
                                                     AUGUST 31,             YEAR ENDED AUGUST 31,               AUGUST 31,
                                                        1995        1995          1994            1993             1992
Expenses..........................................       1.34%++      .84%          .82%            .83%            .86%++
Net investment income.............................       4.88%++     5.40%         4.95%           5.20%           5.37%

EVERGREEN INTERMEDIATE-TERM BOND FUND

                                                                      CLASS A                     CLASS Y SHARES
                                                                       SHARES
                                                                       MAY 2,                                       NOVEMBER 1,
                                                                       1995*                                           1991*
                                                                      THROUGH                                         THROUGH
                                                                     AUGUST 31,        YEAR ENDED AUGUST 31,         AUGUST 31,
                                                                        1995        1995       1994       1993          1992
PER SHARE DATA
Net asset value, beginning of period..............................      $9.98        $9.93     $10.99     $10.56        $10.00
Income (loss) from investment operations:
Net investment income.............................................        .18          .56        .55        .63           .55
Net realized and unrealized gain (loss) on investments............        .33          .40       (.86)       .66           .55
  Total from investment operations................................        .51          .96       (.31)      1.29          1.10
Less distributions to shareholders from:
Net investment income.............................................       (.19)        (.56)      (.55)      (.64)         (.54)
Net realized gains................................................         --         (.04)      (.20)      (.22)           --
  Total distributions.............................................       (.19)        (.60)      (.75)      (.86)         (.54)
Net asset value, end of period....................................     $10.30       $10.29     $ 9.93     $10.99        $10.56
TOTAL RETURN+.....................................................       5.2%        10.1%      (2.9%)     12.9%         13.6%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).........................       $160      $95,961    $91,724    $86,892       $66,695
Ratios to average net assets:
  Expenses (a)....................................................       .80%++       .69%       .55%       .55%          .55%++
  Net investment
    income (a)....................................................      5.53%++      5.63%      5.32%      5.93%         6.49%++
Portfolio turnover rate...........................................        73%          73%        69%        49%           65%

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                               CLASS Y SHARES
                                                                  CLASS A
                                                                  SHARES                                         NOVEMBER 1,
                                                               MAY 2, 1995*                                         1991*
                                                                  THROUGH                                          THROUGH
                                                                AUGUST 31,          YEAR ENDED AUGUST 31,         AUGUST 31,
                                                                   1995          1995       1994       1993          1992
Expenses....................................................        1.38%          .83%       .83%       .83%         .86%
Net investment income.......................................        4.95%         5.49%      5.04%      5.65%        6.18%

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS A SHARES

                                     SIX                                                       NINE                     JANUARY 28,
                                    MONTHS                                                    MONTHS         YEAR          1989*
                                    ENDED                                                     ENDED          ENDED        THROUGH
                                   JUNE 30,            YEAR ENDED DECEMBER 31,             DECEMBER 31,    MARCH 31,     MARCH 31,
                                    1995##      1994       1993       1992       1991         1990#          1990          1989
PER SHARE DATA
Net asset value, beginning of
  period........................     $9.52      $10.42     $10.41     $10.54      $9.99         $9.72         $9.50        $9.70
Income (loss) from investment
  operations:
Net investment income...........       .32         .65        .65        .71        .73           .55           .79          .10
Net realized and unrealized gain
  (loss) on investments.........       .50        (.91)       .19       (.06)       .60           .24           .20         (.14)
  Total from investment
    operations..................       .82        (.26)       .84        .65       1.33           .79           .99         (.04)
Less distributions to
  shareholders from:
Net investment income...........      (.32 )      (.64)      (.65)      (.67)      (.70)         (.52)         (.77)        (.16)
Net realized gains..............        --          --       (.18)      (.11)      (.07)           --            --        --
In excess of net investment
  income........................        --          --         --         --       (.01)           --            --        --
  Total distributions...........      (.32 )      (.64)      (.83)      (.78)      (.78)         (.52)         (.77)        (.16)
Net asset value, end of
  period........................    $10.02       $9.52     $10.42     $10.41     $10.54         $9.99         $9.72        $9.50
TOTAL RETURN+...................      8.8%       (2.6%)      8.3%       6.4%      13.7%          8.3%         10.5%          (.3%)
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)...............   $18,898     $19,127    $22,865    $21,488    $17,680       $11,765       $ 6,496      $11,580
Ratios to average net assets:
  Expenses......................      .77% ++     .75%       .93%       .90%       .80%(a)      1.01%(a)++    1.00%(a)      1.78 ++
  Net investment income.........     6.58% ++    6.46%      6.15%      6.79%      7.30%(a)      7.53%(a)++    7.57%(a)      6.10%++
Portfolio turnover rate.........       34%         48%        73%        66%        53%           27%           32%       18%

*  Commencement of class operations.

#  The Fund changed its fiscal year end from March 31 to December 31.

## The Fund changed its fiscal year end from December 31 to June 30.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                          NINE MONTHS
                                     YEAR ENDED              ENDED            YEAR ENDED
                                  DECEMBER 31, 1991    DECEMBER 31, 1990    MARCH 31, 1990
Expenses.....................            .89%                1.82%               1.50%
Net investment income........           7.21%                6.72%               7.07%

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS B AND CLASS C SHARES

                                                                   CLASS B SHARES                         CLASS C SHARES
                                                                                    JANUARY 25,                   SEPTEMBER 6,
                                                     SIX MONTHS                        1993*        SIX MONTHS       1994*
                                                        ENDED        YEAR ENDED       THROUGH         ENDED         THROUGH
                                                      JUNE 30,      DECEMBER 31,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                        1995#           1994            1993          1995#           1994
PER SHARE DATA
Net asset value, beginning of period..............       $9.54          $10.44         $10.57           $9.55         $9.85
Income (loss) from investment operations:
Net investment income.............................         .28             .58            .58             .26           .18
Net realized and unrealized gain (loss) on
  investments.....................................         .50            (.92)           .05             .50          (.30)
  Total from investment operations................         .78            (.34)           .63             .76          (.12)
Less distributions to shareholders from:
Net investment income.............................        (.28)           (.56)          (.58)           (.26)         (.18)
Net realized gains................................          --              --           (.18)             --            --
  Total distributions.............................        (.28)           (.56)          (.76)           (.26)         (.18)
Net asset value, end of period....................      $10.04           $9.54         $10.44          $10.05         $9.55
TOTAL RETURN+.....................................        8.3%           (3.3%)          6.1%            8.2%         (1.3%)
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted).................................     $17,366         $17,625         $8,876            $527          $512
Ratios to average net assets:
  Expenses........................................       1.67%++         1.50%          1.57%++         1.67%++       1.65%++
  Net investment income...........................       5.68%++         5.75%          5.42%++         5.69%++       5.87%++
Portfolio turnover rate...........................         34%             48%            73%             34%           48%

*  Commencement of class operations.

#  The Fund changed its fiscal year end from December 31 to June 30.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.

++  Annualized.
                                       10

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS Y SHARES

                                                            SIX MONTHS                                        JANUARY 4, 1991*
                                                            ENDED JUNE        YEAR ENDED DECEMBER 31,              THROUGH
                                                            30, 1995#       1994        1993        1992      DECEMBER 31, 1991
PER SHARE DATA
Net asset value, beginning of period.....................       $9.52       $10.43      $10.41      $10.54           $10.06
Income (loss) from investment operations:
Net investment income....................................         .33          .65         .69         .70              .71
Net realized and unrealized gain (loss) on investments...         .49         (.91)        .19        (.02)             .56
  Total from investment operations.......................         .82         (.26)        .88         .68             1.27
Less distributions to shareholders from:
Net investment income....................................        (.32)        (.65)       (.68)       (.70)            (.71)
Net realized gains.......................................          --           --        (.18)       (.11)            (.07)
In excess of net investment income.......................          --           --          --          --             (.01)
  Total distributions....................................        (.32)        (.65)       (.86)       (.81)            (.79)
Net asset value, end of period...........................      $10.02        $9.52      $10.43      $10.41           $10.54
TOTAL RETURN+............................................        8.8%        (2.6%)       8.7%        6.6%            13.8%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)................    $347,050     $345,025    $376,445    $324,068         $256,254
Ratios to average net assets:
  Expenses...............................................        .67%++       .65%        .66%        .69%             .69%++(a)
  Net investment income..................................       6.68%++      6.56%       6.41%       6.67%            7.12%++(a)
Portfolio turnover rate..................................         34%          48%         73%         66%              53%

#  The Fund changed its fiscal year end from December 31 to June 30.

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++  Annualized.

(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                                         JANUARY 4, 1991
                                                                             THROUGH
                                                                        DECEMBER 31, 1991
Expenses.............................................................          .76%
Net investment income................................................         7.05%

                            DESCRIPTION OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES

       The investment objectives and policies of each Fund are stated below. Each Fund's investment objective cannot be changed without shareholder approval. While there is no assurance that each Fund's objective will be achieved, the Funds will endeavor to do so by following the investment policies detailed below. Unless otherwise indicated, the investment policies of a Fund may be changed by the Board of Trustees of Evergreen Investment Trust, or The Evergreen Lexicon Fund as the case may be, (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective. In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".

EVERGREEN SHORT-INTERMEDIATE BOND FUND

       The objective of EVERGREEN SHORT-INTERMEDIATE BOND FUND is to attain a high level of current income, with capital growth as a secondary objective, through investment in a broad range of investment grade debt securities. The Fund is suitable for conservative investors who want attractive income and permits them to participate in a broad portfolio of fixed income securities rather than purchasing a single issue. While the Fund may invest in securities rated BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), the investment adviser currently intends to limit the Fund's investments to securities rated A or higher by Moody's or S&P, or which, if unrated, are considered to be of comparable quality by the Fund's investment adviser. A description of the rating categories is contained in an Appendix to the Statement of Additional Information.

       Debt securities may include fixed, adjustable rate, zero coupon, or stripped securities, debentures, notes, U.S. government securities, and debt securities convertible into, or exchangeable for, preferred or common stock. Debt securities may also include mortgage-backed and asset-backed securities (see "Investment Practices and Restrictions", below). Stated final maturity for these securities may range up to 30 years. The duration of the securities will not exceed 10 years. The Fund intends to maintain a dollar-weighted average maturity of 5 years or less. Market-expected average life will be used for certain types of issues in computing the average maturity.

       In normal market conditions the Fund may invest up to 20% of its assets in money market instruments consisting of: (1) high grade commercial paper, including master demand notes; (2) obligations of banks or savings and loan associations having at least $1 billion in deposits, including certificates of deposit and bankers' acceptances; (3) A-rated or better corporate obligations;
(4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government; and (5) repurchase agreements collateralized by any security listed above.

       The types of U.S. government securities in which the Fund may invest include: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Student Loan Marketing Association; Tennessee Valley Authority; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; and National Credit Union Administration (collectively, "U.S. government securities"). Some U.S. government agency obligations are backed by the full faith and credit of the U.S. Treasury. Others in which the Fund may invest are supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

       The Fund may also invest up to 20% of its assets in foreign securities or U.S. securities traded in foreign markets in order to provide further diversification. The Fund may also invest in preferred stock; units which are debt securities with stock or warrants attached; and obligations denominated in foreign currencies. In making these decisions, the Fund's investment adviser will consider such factors as the condition and growth potential of various
                                       12
economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. (See "Investment Practices and Restrictions " -- "Foreign Investments".)

EVERGREEN U.S. GOVERNMENT FUND

       The investment objective of EVERGREEN U.S. GOVERNMENT FUND is to achieve a high level of current income consistent with stability of principal. The Fund will invest in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), and is suitable for conservative investors seeking high current yields plus relative safety. It permits an investor to participate in a portfolio that benefits from active management of a blend of securities and maturities to maximize the opportunities and minimize the risks created by changing interest rates.

       In addition to U.S. government securities, the EVERGREEN U.S. GOVERNMENT FUND may invest in:

       Securities representing ownership interests in mortgage pools ("mortgage-backed securities"). The yield and maturity characteristics of mortgage-backed securities correspond to those of the underlying mortgages, with interest and principal payments including prepayments (i.e. paying remaining principal before the mortgage's scheduled maturity) passed through to the holder of the mortgage-backed securities. The yield and price of mortgage-backed securities will be affected by prepayments which substantially shorten effective maturities. Thus, during periods of declining interest rates, prepayments may be expected to increase, requiring the Fund to reinvest the proceeds at lower interest rates, making it difficult to effectively lock in high interest rates. Conversely, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates;

       Securities representing ownership interests in a pool of assets ("asset-backed securities"), for which automobile and credit card receivables are the most common collateral. Because much of the underlying collateral is unsecured, asset-backed securities are structured to include additional collateral and/or additional credit support to protect against default. The Fund's investment adviser evaluates the strength of each particular issue of asset-backed security, taking into account the structure of the issue and its credit support. (See "Investment Practices and Restrictions -- Risk Characteristics of Asset-Backed Securities".);

       Collateralized mortgage obligations ("CMOs") issued by single-purpose, stand-alone entities. A CMO is a mortgage-backed security that manages the risk of repayment by separating mortgage pools into short, medium and long term portions. These portions are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. Similarly, as prepayments are made, the portion of CMO first to mature will be retired prior to its maturity, thus having the same effect as the prepayment of mortgages underlying a mortgage-backed security. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC"), which has certain special tax attributes. The Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

       The Fund may invest up to 20% of its total assets in CMOs and commercial paper which matures in 270 days or less so long as at least two of its ratings are high quality ratings by nationally recognized statistical rating organizations. Such ratings would include A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch Investors Service, Inc. and bonds and other debt securities rated Baa or higher by Moody's or BBB or higher by S&P, or which, if unrated, are considered to be of comparable quality by the investment adviser.

       Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken such bonds' prospects for principal and interest payments than higher rated bonds. However, like the higher rated bonds, these securities are considered to be investment grade. (See the description of the rating categories contained in the Statement of Additional Information.

EVERGREEN INTERMEDIATE-TERM BOND FUND

       The investment objective of the EVERGREEN INTERMEDIATE-TERM BOND FUND is to maximize current yield consistent with the preservation of capital.
                                       13

       The Fund will invest its assets in U.S. Treasury obligations; obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government; receipts evidencing separately traded principal and interest components of U.S. government obligations; corporate bonds and debentures rated, at the time of purchase, A or better by S&P or Moody's or, if unrated determined to be of comparable quality by the investment adviser; mortgage-backed securities and asset-backed securities rated, at the time of purchase, at least AA by S&P or Aa by Moody's, commercial paper rated A-1 or better by Moody's or P-1 or better by S&P or, if unrated, determined to be of comparable quality at the time of investment as determined by the investment adviser; short-term bank obligations including certificates of deposit; time deposits and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $1 billion as of the end of their most recent fiscal year; U.S. dollar denominated securities of the government of Canada and its provincial and local governments; U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; U.S. dollar denominated obligations of supranational entities; and repurchase agreements involving any of the foregoing securities; and U.S. dollar denominated securities of other foreign issuers. A description of the rating categories is contained in the Statement of Additional Information.

       The Fund will maintain an average weighted maturity of approximately five to fifteen years, although under normal conditions the investment adviser expects the Fund to maintain an average weighted maturity of five to ten years. The investment adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment.

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

       The investment objective of EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND is to preserve principal value and maintain a high degree of liquidity while providing current income.

       The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government, receipts evidencing separately traded principal and interest components of U.S. government obligations, obligations of supranational entities and repurchase agreements involving any of such obligations. No more than 35% of the Fund's assets may be invested in receipts, obligations of supranational entities and repurchase agreements involving such securities.

       The Fund will maintain an average weighted remaining maturity of approximately three to ten years, although under normal conditions the investment adviser expects to maintain an average maturity of three to six years. No remaining maturity will exceed ten years. The investment adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment.

       The U.S. government obligations that the Fund may acquire include securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities are in most cases "pass through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificates. The mortgage backing these securities include conventional thirty-year fixed rate mortgages. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than comparable bonds. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund will reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. For purposes of complying with the Fund's investment policy of acquiring securities with remaining maturity of ten years or less, the investment adviser will use the expected life of a mortgage-backed security.

INVESTMENT PRACTICES AND RESTRICTIONS

Risk Factors. Bond prices move inversely to interest rates, i.e. as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which each Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.
                                       14

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of the Funds investment adviser, market conditions warrant a temporary defensive investment strategy.

Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. The Funds investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date. The Funds may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

Lending Of Portfolio Securities. In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities.

       The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. As a matter of fundamental investment policy which cannot be changed without shareholder approval, the Funds will not lend any of their assets except portfolio securities up to 15% (in the case of the EVERGREEN SHORT-INTERMEDIATE BOND FUND, the EVERGREEN INTERMEDIATE-TERM BOND FUND and the EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND) or one-third (in the case of EVERGREEN U.S. GOVERNMENT FUND) of the value of their total assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Options And Futures. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, and the Funds do not use these transactions for speculation or leverage.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund
                                       15
becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.

       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Funds would continue to bear market risk on the transaction.

Risk Characteristics Of Options And Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the
                                       16

Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Zero-Coupon And Stripped Securities. The Funds may invest in zero-coupon and stripped securities. Zero-coupon securities in which the Funds may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Funds may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

       Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment banking firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

       In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities". Under the STRIPS program, the Funds will be able to have their beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

       When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Foreign Investments. EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign securities or securities denominated in or indexed to foreign currencies and EVERGREEN INTERMEDIATE-TERM BOND FUND may invest in U.S. dollar denominated securities of foreign issuers. In addition, EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign currencies. These may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S.
                                       17
companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment adviser before making any of these types of investments.

Risk Characteristics Of Asset-Backed Securities. The Funds may invest in asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

       Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities and mortgage backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Funds receive from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as CMOs, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

       Prepayments may result in a capital loss to the Funds to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Funds which would be taxed as ordinary income when distributed to the shareholders. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Borrowing. As a matter of fundamental policy, the Funds may not borrow money except as a temporary measure to facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.

Restricted And Illiquid Securities. EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest up to 10% of its net assets and EVERGREEN U.S. GOVERNMENT FUND may invest up to 10% of its total assets in securities which are subject to restrictions on resale under federal securities law. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. The EVERGREEN SHORT-INTERMEDIATE BOND FUND, the EVERGREEN INTERMEDIATE-TERM BOND FUND and the EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES may invest up to 10% of their net assets in illiquid securities. EVERGREEN U.S. GOVERNMENT FUND may invest up to 15% of its net assets in illiquid securities. Illiquid securities include certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER

       The management of each Fund is supervised by the Trustees of the Trust under which the Fund is organized. The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as
                                       18
investment adviser to each Fund. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $96.7 billion in consolidated assets as of December 31, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $36 billion in assets belonging to a wide range of clients, including the fifteen series of Evergreen Investment Trust (formerly known as First Union Funds). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services. Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") served as investment adviser to EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity Bancorporation by a subsidiary of First Union.

       CMG manages investments and supervises the daily business affairs of each Fund and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of the average daily net assets of EVERGREEN SHORT-INTERMEDIATE
BOND FUND and EVERGREEN U.S. GOVERNMENT FUND and .60 of 1% of the average daily net assets of EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. The total annualized operating expenses of each Fund for its most recent fiscal period are set forth in the section entitled "Financial Highlights". Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to each Fund and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz Incorporated, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for each Fund and is entitled to receive a fee from each Fund calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $10.4 billion as of December 31, 1995.

PORTFOLIO MANAGERS

       Thomas L. Ellis, a Vice President of FUNB, has been the portfolio manager of EVERGREEN SHORT-INTERMEDIATE BOND FUND since its inception in 1988. Prior to joining FUNB in 1985, Mr. Ellis had seventeen years investment management and sales experience, including eleven years marketing short and medium-term obligations to institutional investors, and three years as head trader of First Boston Corporation. Rollin C. Williams, a Vice President of FUNB, has been the portfolio manager of EVERGREEN U.S. GOVERNMENT FUND since its inception in 1992. Mr. Williams, who has over twenty-four years investment management experience, was Head of Fixed Income Investments at Dominion Trust Company from 1988 until its acquisition by First Union. Bruce Besecker, a Vice President of FUNB, has been the Portfolio Manager of Evergreen Intermediate-Term Bond Fund since its inception. Prior to joining FUNB, Mr. Besecker was a Vice President in the Fixed Income Unit of the Financial Management Department of First Fidelity since 1991. The Portfolio Manager of EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND since its inception has been Robert Cheshire. Mr. Cheshire is a Vice President of FUNB and was formerly a Vice President in the Institutional Asset Management Group of First Fidelity since 1990.

DISTRIBUTION PLANS AND AGREEMENTS

       Rule 12b-1 under the Investment Company Act of 1940 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. Each Fund has adopted for its Class A,
Class B and Class C shares a Rule 12b-1 plan (each, a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of
 .75 of 1% of the aggregate average daily net assets attributable to the Class A, Class B and Class C shares of EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND, .50 of 1% of the aggregate average daily net assets of the Class A shares of EVERGREEN SHORT-INTERMEDIATE BOND FUND
                                       19
and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND and 1% of the aggregate average daily net assets of the Class B and Class C shares of EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE-TERM
GOVERNMENT SECURITIES FUND. Payments under the Plans adopted with respect to Class A shares are currently voluntarily limited to, (as a percentage of aggregate average daily net assets attributable to Class A shares), .10 of 1% for EVERGREEN SHORT-INTERMEDIATE BOND FUND and .25 of 1% for EVERGREEN U.S. GOVERNMENT FUND, EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. The Plans provide that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND have also adopted a shareholder service plan ("Service Plans") with respect to their Class B and Class C shares, which permits each Fund to incur a fee of up to .25 of 1% of the aggregate average daily net assets attributable to the Class B and Class C shares for ongoing personal services and/or the maintenance of shareholder accounts. Such service fee payments to financial intermediaries, whether pursuant to a Plan or Service Plans, will not exceed .25 of 1% of the aggregate average daily net assets attributable to each Class of shares of each Fund. Each Fund has also entered into a distribution agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with Evergreen Funds Distributor, Inc. ("EFD"). Pursuant to the Distribution Agreements, each Fund will compensate EFD for its services as distributor at a rate which may not exceed an annual rate of .25 of 1% of a Fund's aggregate average daily net assets attributable to Class A shares and .75 of 1% of a Fund's aggregate average daily net assets attributable to the Class B and Class
C shares. The Distribution Agreements provide that EFD will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Funds, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EFD may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Funds' shareholders. The financing of payments made by EFD to compensate broker-dealers or other persons for distributing shares of the Funds may be provided by FUNB or its affiliates.

       The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Since EFD's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EFD, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EFD. Distribution expenses incurred by EFD in one fiscal year that exceed the level of compensation paid to EFD for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

       The Plans are in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75 of 1% and .25 of 1%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

                       PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

       You can purchase shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EFD. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. In states where EFD is not registered as a broker-dealer shares of a Fund will only be sold through other broker-dealers or other financial institutions that are registered. See the Share Purchase Application and Statement of Additional Information for more information. Only Class A, Class B and Class C shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").
                                       20

Class A Shares-Front-End Sales Charge Alternative. You can purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. On purchases of $1,000,000 or more, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the first year after purchase. The schedule of charges for Class A shares is as follows:

                              Initial Sales Charge

EVERGREEN U.S. GOVERNMENT FUND

                                   as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase           Amount Invested     Offering Price     as a % of Offering Price
Less than $50,000                        4.99%               4.75%                   4.25%
$50,000 - $99,000                        4.71%               4.50%                   4.25%
$100,000 - $249,999                      3.90%               3.75%                   3.25%
$250,000 - $499,999                      2.56%               2.50%                   2.00%
$500,000 - $999,999                      2.04%               2.00%                   1.75%
$1,000,000 - $2,999,999                   None                None                   1.00%
$3,000,000 - $4,999,999                   None                None                    .50%
Over $5,000,000                           None                None                    .25%

EVERGREEN SHORT-INTERMEDIATE BOND FUND
EVERGREEN INTERMEDIATE TERM BOND FUND
EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                   as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase           Amount Invested     Offering Price     as a % of Offering Price
Less than $50,000                        3.36%               3.25%                   2.75%
$50,000-$99,000                          3.09%               3.00%                   2.75%
$100,000-$249,999                        2.56%               2.50%                   2.25%
$250,000-$499,999                        2.04%               2.00%                   1.75%
$500,000-$999,999                        1.52%               1.50%                   1.25%
$1,000,000-$2,999,999                     None                None                   1.00%
$3,000,000-$4,999,999                     None                None                    .50%
Over $5,000,000                           None                None                    .25%

       No front-end sales charges are imposed on Class A shares purchased by: institutional investors, which may include bank trust departments and registered investment advisers; investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; employees of FUNB and its affiliates, EFD and any broker-dealer with whom EFD has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; and upon the initial purchase of an Evergreen mutual fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a contingent deferred sale charge. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

       Class A shares may also be purchased at net asset value by qualified and non-qualified employee benefit and savings plans which make shares of the Funds and the other Evergreen mutual funds available to their
                                       21
participants, and which: (a) are employee benefit plans having at least $1,000,000 in investable assets, or 250 or more eligible participants; or (b) are non-qualified benefit or profit sharing plans which are sponsored by an organization which also makes the Evergreen mutual funds available through a qualified plan meeting the criteria specified under (a). In connection with sales made to plans of the type described in the preceding sentence that are clients of broker-dealers, and which do not qualify for sales at net asset value under the conditions set forth in the paragraph above, payments may be made in an amount equal to .50 of 1% of the net asset value of shares purchased. These payments are subject to reclaim in the event shares are redeemed within twelve months after purchase.

       When Class A shares are sold, EFD will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EFD may also pay fees to banks from sales charges for services performed on behalf of the customers of FUNB in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to .10 of 1% of the average daily value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans and Reinstatement Privilege. Consult the Share Purchase Application and Statement of Additional Information for additional information concerning these reduced sales charges.

Class B Shares-Deferred Sales Charge Alternative. You can purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within seven years after purchase. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares as set forth below.

Year Since Purchase                  Contingent Deferred Sales Charge
FIRST                                                5%
SECOND                                               4%
THIRD and FOURTH                                     3%
FIFTH                                                2%
SIXTH and SEVENTH                                    1%

       The CDSC is deducted from the amount of the redemption and is paid to EFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet distribution requirements for certain qualified retirement plans or in the case of certain redemptions made under a Fund's Systematic Cash Withdrawal Plan. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years (after which it is expected that they will convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. See the Statement of Additional Information for further details.

Class C Shares -- Level-Load Alternative. You can purchase Class C shares without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1% CDSC if you redeem shares during the first year after purchase. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The maximum amount of Class C shares that may be purchased is $500,000.

       With respect to Class B shares and Class C shares, no CDSC will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per share, (2) shares acquired through reinvestment of dividends and capital gains, (3) shares held for more than seven years (in the case of Class B shares) or one year (in the case of Class C shares) after the end of the calendar month of acquisition,
(4) accounts following the death or disability of a shareholder, or (5) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan.

How the Funds Value Their Shares. The net asset value of each Class of the Funds' shares is calculated by dividing the value of the amount each Fund's net assets attributable to that Class by the number of outstanding
                                       22
shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in each Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading market.

General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately and because such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

       In addition to the discount or commission paid to dealers, EFD will from time to time pay to dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen Mutual Funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EFD may also limit the availability of such incentives to certain specified dealers. EFD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all dealers.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds.

HOW TO REDEEM SHARES

       You may "redeem", i.e., sell your shares in a Fund to that Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC for Class B or Class C shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. Eastern time for you to receive that day's net asset value (less any applicable CDSC for Class B or C shares). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m.

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street Bank and Trust Company ("State Street") which is the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or
                                       23
trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.

       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the phone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.

       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.

General. The redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder.

EXCHANGE PRIVILEGE

How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen mutual funds through your financial intermediary, or by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen mutual fund, is subject to the minimum investment and suitability requirements of each Fund.

       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the Fund into which an exchange will be made should be read prior to the exchange.

       An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Funds upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
                                       24

       No CDSC will be imposed in the event Class B or Class C shares are exchanged for Class B or Class C shares, respectively, of other Evergreen mutual funds. (If you redeem shares, the CDSC applicable to the Class B or Class C shares of the Evergreen mutual fund originally purchased for cash is applied.) Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. Eastern time for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges by Telephone and Mail. You may exchange shares with a value of $1,000 or more by telephone by calling the phone number on the front page of this Prospectus. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

SHAREHOLDER SERVICES

       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, EFD or the toll-free number on the front of this Prospectus. Some services are described in more detail in the Share Purchase Application.

Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation or termination of the systematic investment plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months of the initial investment. You can open a systematic investment plan in the EVERGREEN U.S. GOVERNMENT FUND and EVERGREEN SHORT-INTERMEDIATE BOND FUND for a minimum of only $50 per month with no initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds' Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable Class B CDSC will be waived with respect to redemptions occurring under a Systematic Cash Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 10% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen mutual funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative". Each Fund's investment adviser may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen mutual funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written
                                       25
request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

       If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

Tax Sheltered Retirement Plans. You may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income), including: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.

EFFECT OF BANKING LAWS

       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.

       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

                               OTHER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

       For EVERGREEN U.S. GOVERNMENT FUND net income dividends, if any, are declared daily and paid monthly. For EVERGREEN SHORT-INTERMEDIATE BOND FUND, EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND net income dividends are declared and paid monthly. Distributions of any net realized capital gains of the Funds will be made annually or more frequently as required as a condition of continued qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended (the "Code"). Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year. Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share at the close of business on the record date, unless the shareholder has made a written request for payment in cash.

       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. Most shareholders of the Funds normally will have to pay Federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund whether such dividends and distributions are made in cash or in additional shares. Questions on how any distributions will be taxed to the investor should be directed to the investor's own tax adviser.

       Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder of the
                                       26

Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year.

       A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. See the Statement of Additional Information for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

       The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the Statement of Additional Information. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND are each separate investment series of Evergreen Investment Trust (formerly First Union Funds), which is a Massachusetts business trust organized in 1984. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND are separate investment series of The Evergreen Lexicon Fund, formerly The FFB Lexicon Fund, which is a Massachusetts business trust organized in 1991. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.

       A shareholder in each class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series or class were established in a Fund, each share of the series or class would normally be entitled to one vote for all purposes. Generally, shares of each series and class would vote together as a single class on matters, such as the election of Trustees, that affect each series and class in substantially the same manner. Class A, B, C and Y shares have identical voting, dividend, liquidation and other rights, except that each class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific class. Each class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.

Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Funds. The
                                       27
transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares or Class C shares.

Principal Underwriter. EFD, an affiliate of Furman Selz LLC, located at 230 Park Avenue, New York, New York 10169, is the principal underwriter of the Funds. Furman Selz Incorporated also acts as sub-administrator to the Funds.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (i) all shareholders of record in one or more of the Funds for which Evergreen Asset served as investment adviser as of December 30, 1994, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. The Funds performance may be quoted in advertising in terms of "yield" or "total return". Both types of performance are based on formulas prescribed by the Securities and Exchange Commission ("SEC") and are not intended to indicate future performance. Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of a Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Funds' financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss. Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc. and Morningstar, Inc. as well as other industry publications, and comparisons to various indices.

       A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen Mutual fund shareholders.

Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust under which each Fund operates provides that no Trustee or shareholder will be personally liable for the obligations of the Trust and
                                       28
that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

Additional Information. This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       29

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288

  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036

  INDEPENDENT ACCOUNTANTS
  KPMG Peat Marwick, LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219

  DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169
                                                   536117 Rev. 02 (10/pkg.) 1/96

********************************************************************************
********************************************************************************

  PROSPECTUS                                                 January 22, 1996
  EVERGREEN(SM) INCOME FUNDS                             (Evergreen Tree Logo)
  EVERGREEN U.S. GOVERNMENT FUND
  EVERGREEN SHORT-INTERMEDIATE BOND FUND
  EVERGREEN INTERMEDIATE-TERM BOND FUND
  EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
  CLASS Y SHARES
           The Evergreen Income Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide a high level of current income. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Funds dated
  January 22, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 235-0064. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIRST UNION OR ANY SUBSIDIARIES OF FIRST UNION, ARE NOT ENDORSED OR GUARANTEED BY FIRST UNION OR ANY SUBSIDIARIES OF FIRST UNION, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE
  CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                12
         Investment Practices and Restrictions             14
MANAGEMENT OF THE FUNDS
         Investment Adviser                                18
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 19
         How to Redeem Shares                              20
         Exchange Privilege                                21
         Shareholder Services                              22
         Effect of Banking Laws                            22
OTHER INFORMATION
         Dividends, Distributions and Taxes                23
         General Information                               24

                             OVERVIEW OF THE FUNDS
       The following is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".
       The Capital Management Group of First Union National Bank ("CMG") serves as investment adviser to Evergreen Income Funds which include: EVERGREEN SHORT-INTERMEDIATE BOND FUND, EVERGREEN U.S. GOVERNMENT FUND, EVERGREEN INTERMEDIATE-TERM BOND FUND AND EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. First Union National Bank of North Carolina ("FUNB"), is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND (formerly Evergreen Fixed Income Fund and previously known as First Union Fixed Income Portfolio) seeks to provide a high level of current income by investing in a broad range of investment grade debt securities, with capital growth as a secondary objective.
       EVERGREEN U.S. GOVERNMENT FUND (formerly First Union U.S. Government Portfolio) seeks a high level of current income consistent with stability of principal.
       EVERGREEN INTERMEDIATE-TERM BOND FUND (formerly The FFB Lexicon
Fund -- Fixed Income Fund) seeks, as its investment objective, to maximize current yield consistent with the preservation of capital.
       EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND (formerly The FFB Lexicon Fund -- Intermediate-Term Government Securities Fund) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.
       THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None
Exchange Fee (only applies after 4 exchanges per
year)                                                      $ 5.00

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.
EVERGREEN U.S. GOVERNMENT FUND

                                          ANNUAL OPERATING
                                             EXPENSES*                                                 EXAMPLE
Advisory Fees                                   .50%
                                                             After 1 Year                                $ 8
Administrative Fees                             .06%
                                                             After 3 Years                               $25
12b-1 Fees                                        --
                                                             After 5 Years                               $43
Other Expenses                                  .22%
                                                             After 10 Years                              $97
Total                                           .78%

EVERGREEN SHORT-INTERMEDIATE BOND FUND

                                          ANNUAL OPERATING
                                              EXPENSES                                                 EXAMPLE
Advisory Fees                                   .50%
                                                             After 1 Year                                $ 7
Administrative Fees                             .06%
                                                             After 3 Years                               $21
12b-1 Fees                                        --
                                                             After 5 Years                               $36
Other Expenses                                  .09%
                                                             After 10 Years                              $81
Total                                           .65%

EVERGREEN INTERMEDIATE-TERM BOND FUND

                                          ANNUAL OPERATING
                                             EXPENSES*                                                 EXAMPLE
Management Fees                                 .60%
                                                             After 1 Year                                $ 8
12b-1 Fees                                        --
                                                             After 3 Years                               $25
Other Expenses                                  .12%
                                                             After 5 Years                               $43
                                                             After 10 Years                              $97
Total                                           .78%

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                          ANNUAL OPERATING
                                             EXPENSES*                                                 EXAMPLE
Management Fees                                 .60%
                                                             After 1 Year                                $ 8
12b-1 Fees                                        --
                                                             After 3 Years                               $25
Other Expenses                                  .12%
                                                             After 5 Years                               $43
                                                             After 10 Years                              $97
Total                                           .78%

*The estimated annual operating expenses and examples do not reflect fee waivers and expense reimbursements. Actual expenses for Class Y Shares net of fee waivers and expense reimbursements for the most recent fiscal period were as follows:

Evergreen U.S. Government Fund.....................................................   .79%
Evergreen Intermediate Term Bond Fund..............................................   .69%
Evergreen Intermediate Term Government Securities Fund.............................   .70%

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Y Class Shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the six month ended June 30, 1995 except Evergreen
Intermediate -- Term Bond Fund and Evergreen Intermediate -- Term Government Securities Fund, which is based on the year ended August 31, 1995. Such expenses have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds." As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
                                       4

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN SHORT-INTERMEDIATE BOND FUND (FORMERLY EVERGREEN FIXED INCOME FUND), and EVERGREEN U.S. GOVERNMENT FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter for EVERGREEN INTERMEDIATE-TERM BOND FUND (FORMERLY THE FFB LEXICON FUND -- FIXED INCOME FUND) and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND (FORMERLY THE FFB LEXICON FUND -- INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND) has been audited by Arthur Andersen LLP, the Fund's independent auditors. A report of KPMG Peat Marwick LLP or Arthur Andersen LLP on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
EVERGREEN U.S. GOVERNMENT FUND -- CLASS A AND CLASS B SHARES

                                                                     CLASS A SHARES                      CLASS B SHARES
                                                          SIX                       JANUARY 11,       SIX
                                                         MONTHS                        1993*         MONTHS
                                                         ENDED       YEAR ENDED       THROUGH        ENDED       YEAR ENDED
                                                        JUNE 30,    DECEMBER 31,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                         1995#          1994            1993         1995#          1994
PER SHARE DATA
  Net asset value, beginning of period...............      $9.07        $10.05          $10.00         $9.07        $10.05
  Income from investment operations:
  Net investment income..............................        .33           .66             .68           .29           .61
  Net realized and unrealized gain (loss) on
    investments......................................        .58          (.98)            .05           .58          (.98)
    Total from investment operations.................        .91          (.32)            .73           .87          (.37)
  Less distributions to shareholders from
    net investment income............................       (.33)         (.66)           (.68)         (.29)         (.61)
  Net asset value, end of period.....................      $9.65         $9.07          $10.05         $9.65         $9.07
TOTAL RETURN+........................................      10.2%         (3.2%)           7.4%          9.8%         (3.8%)
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)..........   $ 22,445      $ 23,706        $ 38,851      $192,490      $195,571
  Ratios to average net assets:
    Expenses (a).....................................      1.04%++        .96%            .68%++       1.79%++       1.54%
    Net investment income (a)........................      7.07%++       6.97%           6.93%++       6.32%++       6.42%
  Portfolio turnover rate............................         0%           19%             39%            0%           19%

                                                     CLASS B SHARES
                                                       JANUARY 11,
                                                          1993*
                                                         THROUGH
                                                       DECEMBER 31,
                                                           1993
PER SHARE DATA
  Net asset value, beginning of period...............     $10.00
  Income from investment operations:
  Net investment income..............................        .63
  Net realized and unrealized gain (loss) on
    investments......................................        .05
    Total from investment operations.................        .68
  Less distributions to shareholders from
    net investment income............................       (.63)
  Net asset value, end of period.....................     $10.05
TOTAL RETURN+........................................       6.9%
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)..........   $236,696
  Ratios to average net assets:
    Expenses (a).....................................       1.19%++
    Net investment income (a)........................       6.44%++
  Portfolio turnover rate............................     39%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charges or contingent deferred charges are not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                                    CLASS A SHARES                     CLASS B SHARES
                                                          SIX                     JANUARY 11,       SIX
                                                         MONTHS                      1993*         MONTHS
                                                         ENDED     YEAR ENDED       THROUGH        ENDED       YEAR ENDED
                                                        JUNE 30,  DECEMBER 31,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                          1995        1994            1993          1995          1994
Expenses.............................................     1.05%       1.00%            .99%         1.80%         1.58%
Net investment income................................     7.06%       6.93%           6.62%         6.31%         6.38%

                                                     CLASS B SHARES
                                                       JANUARY 11,
                                                          1993*
                                                         THROUGH
                                                       DECEMBER 31,
                                                           1993
Expenses.............................................      1.50%
Net investment income................................      6.13%

EVERGREEN U.S. GOVERNMENT FUND -- CLASS C AND CLASS Y SHARES

                                                                CLASS C SHARES                      CLASS Y SHARES
                                                             SIX       SEPTEMBER 2,      SIX                       SEPTEMBER 2,
                                                            MONTHS        1994*         MONTHS                        1993*
                                                            ENDED        THROUGH        ENDED       YEAR ENDED       THROUGH
                                                           JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                            1995#          1994         1995#          1994            1993
PER SHARE DATA
  Net asset value, beginning of period..................     $9.07         $9.39         $9.07         $10.05          $10.25
  Income from investment operations:
  Net investment income.................................       .29           .20           .34            .69             .25
  Net realized and unrealized gain (loss) on
    investments.........................................       .58          (.32)          .58           (.98)           (.20)
    Total from investment operations....................       .87          (.12)          .92           (.29)            .05
  Less distributions to shareholders from net investment
    income..............................................      (.29)         (.20)         (.34 )         (.69)           (.25)
  Net asset value, end of period........................     $9.65         $9.07         $9.65          $9.07          $10.05
TOTAL RETURN+...........................................      9.8%         (1.3%)        10.3%          (2.9%)            .5%
RATIOS & SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted).............      $350          $266       $16,934       $ 15,595        $ 14,486
  Ratios to average net assets:
    Expenses (a)........................................     1.79%++       1.71%++        .79% ++        .71%            .48%++
    Net investment income (a)...........................     6.36%++       6.70%++       7.31% ++       7.27%           7.20%++
  Portfolio turnover rate...............................        0%           19%            0%            19%             39%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred charges are not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                          CLASS C SHARES                      CLASS Y SHARES
                                                       SIX       SEPTEMBER 2,      SIX                       SEPTEMBER 2,
                                                      MONTHS        1994*         MONTHS                        1993*
                                                      ENDED        THROUGH        ENDED       YEAR ENDED       THROUGH
                                                     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                       1995          1994          1995          1994            1993
Expenses..........................................     1.80%         1.75%          .80%          .75%            .79%
Net investment income.............................     6.34%         6.66%         7.30%         7.23%           6.89%

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

                                                                                                CLASS Y SHARES
                                                                  CLASS A
                                                                   SHARES                                          NOVEMBER 1,
                                                                MAY 2, 1995*                                          1991*
                                                                  THROUGH                                            THROUGH
                                                                 AUGUST 31,          YEAR ENDED AUGUST 31,          AUGUST 31,
                                                                    1995         1995        1994        1993          1992
PER SHARE DATA
Net asset value, beginning of period.........................       $9.95         $9.92      $10.61      $10.41        $10.00
Income (loss) from investment operations:
Net investment income........................................         .19           .55         .54         .57           .48
Net realized and unrealized gain (loss) on investments.......         .20           .23        (.64)        .24           .40
  Total from investment operations...........................         .39           .78        (.10)        .81           .88
Less distributions to shareholders from:
Net investment income........................................        (.19)         (.55)       (.54)       (.58)         (.47)
Net realized gains...........................................          --            --        (.05)       (.03)           --
  Total distributions........................................        (.19)         (.55)       (.59)       (.81)         (.47)
Net asset value, end of period...............................      $10.15        $10.15      $ 9.92      $10.61        $10.41
TOTAL RETURN+................................................        3.9%          8.2%       (1.0%)       8.0%         10.9%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....................      $8,753       $97,332    $106,448    $119,172       $87,648
Ratios to average net assets:
  Expenses (a)...............................................        .80%++        .70%        .55%        .55%          .55%++
  Net investment
    income (a)...............................................       5.42%++       5.54%       5.22%       5.48%         5.68%++
Portfolio turnover rate......................................         45%           45%         45%         31%           47%

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                      CLASS A                           CLASS Y SHARES
                                                       SHARES
                                                       MAY 2,                                                  NOVEMBER 1,
                                                       1995*                                                      1991*
                                                      THROUGH                                                    THROUGH
                                                     AUGUST 31,             YEAR ENDED AUGUST 31,               AUGUST 31,
                                                        1995        1995          1994            1993             1992
Expenses..........................................       1.34%++      .84%          .82%            .83%            .86%++
Net investment income.............................       4.88%++     5.40%         4.95%           5.20%           5.37%

EVERGREEN INTERMEDIATE-TERM BOND FUND

                                                                      CLASS A                     CLASS Y SHARES
                                                                       SHARES
                                                                       MAY 2,                                       NOVEMBER 1,
                                                                       1995*                                           1991*
                                                                      THROUGH                                         THROUGH
                                                                     AUGUST 31,        YEAR ENDED AUGUST 31,         AUGUST 31,
                                                                        1995        1995       1994       1993          1992
PER SHARE DATA
Net asset value, beginning of period..............................      $9.98        $9.93     $10.99     $10.56        $10.00
Income (loss) from investment operations:
Net investment income.............................................        .18          .56        .55        .63           .55
Net realized and unrealized gain (loss) on investments............        .33          .40       (.86)       .66           .55
  Total from investment operations................................        .51          .96       (.31)      1.29          1.10
Less distributions to shareholders from:
Net investment income.............................................       (.19)        (.56)      (.55)      (.64)         (.54)
Net realized gains................................................         --         (.04)      (.20)      (.22)           --
  Total distributions.............................................       (.19)        (.60)      (.75)      (.86)         (.54)
Net asset value, end of period....................................     $10.30       $10.29     $ 9.93     $10.99        $10.56
TOTAL RETURN+.....................................................       5.2%        10.1%      (2.9%)     12.9%         13.6%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).........................       $160      $95,961    $91,724    $86,892       $66,695
Ratios to average net assets:
  Expenses (a)....................................................       .80%++       .69%       .55%       .55%          .55%++
  Net investment
    income (a)....................................................      5.53%++      5.63%      5.32%      5.93%         6.49%++
Portfolio turnover rate...........................................        73%          73%        69%        49%           65%

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                               CLASS Y SHARES
                                                                  CLASS A
                                                                  SHARES                                         NOVEMBER 1,
                                                               MAY 2, 1995*                                         1991*
                                                                  THROUGH                                          THROUGH
                                                                AUGUST 31,          YEAR ENDED AUGUST 31,         AUGUST 31,
                                                                   1995          1995       1994       1993          1992
Expenses....................................................        1.38%          .83%       .83%       .83%         .86%
Net investment income.......................................        4.95%         5.49%      5.04%      5.65%        6.18%

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS A SHARES

                                     SIX                                                       NINE                     JANUARY 28,
                                    MONTHS                                                    MONTHS         YEAR          1989*
                                    ENDED                                                     ENDED          ENDED        THROUGH
                                   JUNE 30,            YEAR ENDED DECEMBER 31,             DECEMBER 31,    MARCH 31,     MARCH 31,
                                    1995##      1994       1993       1992       1991         1990#          1990          1989
PER SHARE DATA
Net asset value, beginning of
  period........................     $9.52      $10.42     $10.41     $10.54      $9.99         $9.72         $9.50         $9.70
Income (loss) from investment
  operations:
Net investment income...........       .32         .65        .65        .71        .73           .55           .79           .10
Net realized and unrealized gain
  (loss) on investments.........       .50        (.91)       .19       (.06)       .60           .24           .20         (.14)
  Total from investment
    operations..................       .82        (.26)       .84        .65       1.33           .79           .99         (.04)
Less distributions to
  shareholders from:
Net investment income...........      (.32 )      (.64)      (.65)      (.67)      (.70)         (.52)         (.77)        (.16)
Net realized gains..............        --          --       (.18)      (.11)      (.07)           --            --            --
In excess of net investment
  income........................        --          --         --         --       (.01)           --            --            --
  Total distributions...........      (.32 )      (.64)      (.83)      (.78)      (.78)         (.52)         (.77)        (.16)
Net asset value, end of
  period........................    $10.02       $9.52     $10.42     $10.41     $10.54         $9.99         $9.72         $9.50
TOTAL RETURN+...................      8.8%       (2.6%)      8.3%       6.4%      13.7%          8.3%         10.5%         (.3%)
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)...............   $18,898     $19,127    $22,865    $21,488    $17,680       $11,765       $ 6,496       $11,580
Ratios to average net assets:
  Expenses......................      .77% ++     .75%       .93%       .90%       .80%(a)      1.01%(a)++    1.00%(a)       1.78++
  Net investment income.........     6.58% ++    6.46%      6.15%      6.79%      7.30%(a)      7.53%(a)++    7.57%(a)      6.10%++
Portfolio turnover rate.........       34%         48%        73%        66%        53%           27%           32%           18%

*  Commencement of class operations.
#  The Fund changed its fiscal year end from March 31 to December 31.
## The Fund changed its fiscal year end from December 31 to June 30.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                          NINE MONTHS
                                     YEAR ENDED              ENDED            YEAR ENDED
                                  DECEMBER 31, 1991    DECEMBER 31, 1990    MARCH 31, 1990
Expenses.....................            .89%                1.82%               1.50%
Net investment income........           7.21%                6.72%               7.07%

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS B AND CLASS C SHARES

                                                                   CLASS B SHARES                         CLASS C SHARES
                                                                                    JANUARY 25,                   SEPTEMBER 6,
                                                     SIX MONTHS                        1993*        SIX MONTHS       1994*
                                                        ENDED        YEAR ENDED       THROUGH         ENDED         THROUGH
                                                      JUNE 30,      DECEMBER 31,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                        1995#           1994            1993          1995#           1994
PER SHARE DATA
Net asset value, beginning of period..............       $9.54          $10.44         $10.57           $9.55         $9.85
Income (loss) from investment operations:
Net investment income.............................         .28             .58            .58             .26           .18
Net realized and unrealized gain (loss) on
  investments.....................................         .50            (.92)           .05             .50          (.30)
  Total from investment operations................         .78            (.34)           .63             .76          (.12)
Less distributions to shareholders from:
Net investment income.............................        (.28)           (.56)          (.58)           (.26)         (.18)
Net realized gains................................          --              --           (.18)             --            --
  Total distributions.............................        (.28)           (.56)          (.76)           (.26)         (.18)
Net asset value, end of period....................      $10.04           $9.54         $10.44          $10.05         $9.55
TOTAL RETURN+.....................................        8.3%           (3.3%)          6.1%            8.2%         (1.3%)
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted).................................     $17,366         $17,625         $8,876            $527          $512
Ratios to average net assets:
  Expenses........................................       1.67%++         1.50%          1.57%++         1.67%++       1.65%++
  Net investment income...........................       5.68%++         5.75%          5.42%++         5.69%++       5.87%++
Portfolio turnover rate...........................         34%             48%            73%             34%           48%

*  Commencement of class operations.
#  The Fund changed its fiscal year end from December 31 to June 30.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.
++  Annualized.
                                       10

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS Y SHARES

                                                            SIX MONTHS                                        JANUARY 4, 1991*
                                                            ENDED JUNE        YEAR ENDED DECEMBER 31,              THROUGH
                                                            30, 1995#       1994        1993        1992      DECEMBER 31, 1991
PER SHARE DATA
Net asset value, beginning of period.....................       $9.52       $10.43      $10.41      $10.54           $10.06
Income (loss) from investment operations:
Net investment income....................................         .33          .65         .69         .70              .71
Net realized and unrealized gain (loss) on investments...         .49         (.91)        .19        (.02)             .56
  Total from investment operations.......................         .82         (.26)        .88         .68             1.27
Less distributions to shareholders from:
Net investment income....................................        (.32)        (.65)       (.68)       (.70)            (.71)
Net realized gains.......................................          --           --        (.18)       (.11)            (.07)
In excess of net investment income.......................          --           --          --          --             (.01)
  Total distributions....................................        (.32)        (.65)       (.86)       (.81)            (.79)
Net asset value, end of period...........................      $10.02        $9.52      $10.43      $10.41           $10.54
TOTAL RETURN+............................................        8.8%        (2.6%)       8.7%        6.6%            13.8%
RATIOS & SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)................    $347,050     $345,025    $376,445    $324,068         $256,254
Ratios to average net assets:
  Expenses...............................................        .67%++       .65%        .66%        .69%             .69%++(a)
  Net investment income..................................       6.68%++      6.56%       6.41%       6.67%            7.12%++(a)
Portfolio turnover rate..................................         34%          48%         73%         66%              53%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++  Annualized.
(a) Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets, would have been the following:

                                                                         JANUARY 4, 1991
                                                                             THROUGH
                                                                        DECEMBER 31, 1991
Expenses.............................................................          .76%
Net investment income................................................         7.05%

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       The investment objectives and policies of each Fund are stated below. Each Fund's investment objective cannot be changed without shareholder approval. While there is no assurance that each Fund's objective will be achieved, the Funds will endeavor to do so by following the investment policies detailed below. Unless otherwise indicated, the investment policies of a Fund may be changed by the Board of Trustees of Evergreen Investment Trust, or The Evergreen Lexicon Fund as the case may be, (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective. In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".
EVERGREEN SHORT INTERMEDIATE BOND FUND
       The objective of EVERGREEN SHORT-INTERMEDIATE BOND FUND is to attain a high level of current income, with capital growth as a secondary objective, through investment in a broad range of investment grade debt securities. The Fund is suitable for conservative investors who want attractive income and permits them to participate in a broad portfolio of fixed income securities rather than purchasing a single issue. While the Fund may invest in securities rated BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), the investment adviser currently intends to limit the Fund's investments to securities rated A or higher by Moody's or S&P, or which, if unrated, are considered to be of comparable quality by the Fund's investment adviser. A description of the rating categories is contained in an Appendix to the Statement of Additional Information.
       Debt securities may include fixed, adjustable rate, zero coupon, or stripped securities, debentures, notes, U.S. government securities, and debt securities convertible into, or exchangeable for, preferred or common stock. Debt securities may also include mortgage-backed and asset-backed securities (see "Investment Practices and Restrictions", below). Stated final maturity for these securities may range up to 30 years. The duration of the securities will not exceed 10 years. The Fund intends to maintain a dollar-weighted average maturity of 5 years or less. Market-expected average life will be used for certain types of issues in computing the average maturity.
       In normal market conditions the Fund may invest up to 20% of its assets in money market instruments consisting of: (1) high grade commercial paper, including master demand notes; (2) obligations of banks or savings and loan associations having at least $1 billion in deposits, including certificates of deposit and bankers' acceptances; (3) A-rated or better corporate obligations;
(4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government; and (5) repurchase agreements collateralized by any security listed above.
       The types of U.S. government securities in which the Fund may invest include: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Student Loan Marketing Association; Tennessee Valley Authority; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; and National Credit Union Administration (collectively, "U.S. government securities"). Some U.S. government agency obligations are backed by the full faith and credit of the U.S. Treasury. Others in which the Fund may invest are supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.
       The Fund may also invest up to 20% of its assets in foreign securities or U.S. securities traded in foreign markets in order to provide further diversification. The Fund may also invest in preferred stock; units which are debt securities with stock or warrants attached; and obligations denominated in foreign currencies. In making these decisions, the Fund's investment adviser will consider such factors as the condition and growth potential of various
                                       12
economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. (See "Investment Practices and Restrictions" -- "Foreign Investments".)
EVERGREEN U.S. GOVERNMENT FUND
       The investment objective of EVERGREEN U.S. GOVERNMENT FUND is to achieve a high level of current income consistent with stability of principal. The Fund will invest in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), and is suitable for conservative investors seeking high current yields plus relative safety. It permits an investor to participate in a portfolio that benefits from active management of a blend of securities and maturities to maximize the opportunities and minimize the risks created by changing interest rates.
       In addition to U.S. government securities, the EVERGREEN U.S. GOVERNMENT FUND may invest in:
       Securities representing ownership interests in mortgage pools ("mortgage-backed securities"). The yield and maturity characteristics of mortgage-backed securities correspond to those of the underlying mortgages, with interest and principal payments including prepayments (I.E. paying remaining principal before the mortgage's scheduled maturity) passed through to the holder of the mortgage-backed securities. The yield and price of mortgage-backed securities will be affected by prepayments which substantially shorten effective maturities. Thus, during periods of declining interest rates, prepayments may be expected to increase, requiring the Fund to reinvest the proceeds at lower interest rates, making it difficult to effectively lock in high interest rates. Conversely, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates;
       Securities representing ownership interests in a pool of assets ("asset-backed securities"), for which automobile and credit card receivables are the most common collateral. Because much of the underlying collateral is unsecured, asset-backed securities are structured to include additional collateral and/or additional credit support to protect against default. The Fund's investment adviser evaluates the strength of each particular issue of asset-backed security, taking into account the structure of the issue and its credit support. (See "Investment Practices and Restrictions -- Risk Characteristics of Asset-Backed Securities".);
       Collateralized mortgage obligations ("CMOs") issued by single-purpose, stand-alone entities. A CMO is a mortgage-backed security that manages the risk of repayment by separating mortgage pools into short, medium and long term portions. These portions are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. Similarly, as prepayments are made, the portion of CMO first to mature will be retired prior to its maturity, thus having the same effect as the prepayment of mortgages underlying a mortgage-backed security. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC"), which has certain special tax attributes. The Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.
       The Fund may invest up to 20% of its total assets in CMOs and commercial paper which matures in 270 days or less so long as at least two of its ratings are high quality ratings by nationally recognized statistical rating organizations. Such ratings would include A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch Investors Service, Inc. and bonds and other debt securities rated Baa or higher by Moody's or BBB or higher by S&P, or which, if unrated, are considered to be of comparable quality by the investment adviser.
       Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken such bonds' prospects for principal and interest payments than higher rated bonds. However, like the higher rated bonds, these securities are considered to be investment grade. (See the description of the rating categories contained in the Statement of Additional Information.)
EVERGREEN INTERMEDIATE-TERM BOND FUND
       The investment objective of the EVERGREEN INTERMEDIATE TERM BOND FUND is to maximize current yield consistent with the preservation of capital.
                                       13

       The Fund will invest its assets in U.S. Treasury obligations; obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government; receipts evidencing separately traded principal and interest components of U.S. government obligations; corporate bonds and debentures rated, at the time of purchase, A or better by S&P or Moody's or, if unrated determined to be of comparable quality by the investment adviser; mortgage-backed securities and asset-backed securities rated, at the time of purchase, at least AA by S&P or Aa by Moody's, commercial paper rated A-1 or better by Moody's or P-1 or better by S&P or, if unrated, determined to be of comparable quality at the time of investment as determined by the investment adviser; short-term bank obligations including certificates of deposit; time deposits and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $1 billion as of the end of their most recent fiscal year; U.S. dollar denominated securities of the government of Canada and its provincial and local governments; U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; U.S. dollar denominated obligations of supranational entities; and repurchase agreements involving any of the foregoing securities; and U.S. dollar denominated securities of other foreign issuers. A description of the rating categories is contained in the Statement of Additional Information.
       The Fund will maintain an average weighted maturity of approximately five to fifteen years, although under normal conditions the investment adviser expects the Fund to maintain an average weighted maturity of five to ten years. The investment adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment.
EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
       The investment objective of EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND is to preserve principal value and maintain a high degree of liquidity while providing current income.
       The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government, receipts evidencing separately traded principal and interest components of U.S. government obligations, obligations of supranational entities and repurchase agreements involving any of such obligations. No more than 35% of the Fund's assets may be invested in receipts , obligations of supranational entities and repurchase agreements involving such securities.
       The Fund will maintain an average weighted remaining maturity of approximately three to ten years, although under normal conditions the investment adviser expects to maintain an average maturity of three to six years. No remaining maturity will exceed ten years. The investment adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment.
       The U.S. government obligations that the Fund may acquire include securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities are in most cases "pass through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificates. The mortgage backing these securities include conventional thirty-year fixed rate mortgages. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than comparable bonds. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund will reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. For purposes of complying with the Fund's investment policy of acquiring securities with remaining maturity of ten years or less, the investment adviser will use the expected life of a mortgage-backed security.
INVESTMENT PRACTICES AND RESTRICTIONS
Risk Factors. Bond prices move inversely to interest rates, i.e. as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which each Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.
                                       14

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of the Funds investment adviser, market conditions warrant a temporary defensive investment strategy.
Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. The Funds investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

When-Issued And Delayed Delivery Transactions. The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date. The Funds may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

Lending Of Portfolio Securities. In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. As a matter of fundamental investment policy which cannot be changed without shareholder approval, the Funds will not lend any of their assets except portfolio securities up to 15% (in the case of the EVERGREEN SHORT-INTERMEDIATE BOND FUND, the EVERGREEN INTERMEDIATE-TERM BOND FUND and the EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND) or one-third (in the case of EVERGREEN U.S. GOVERNMENT FUND) of the value of their total assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Options And Futures. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, and the Funds do not use these transactions for speculation or leverage.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise
                                       15
price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.
       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.
       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.
       EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Funds would continue to bear market risk on the transaction.
Risk Characteristics Of Options And Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk
                                       16
that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Zero-Coupon And Stripped Securities. The Funds may invest in zero-coupon and stripped securities. Zero-coupon securities in which the Funds may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Funds may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.
       Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment banking firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.
       In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities". Under the STRIPS program, the Funds will be able to have their beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.
       When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.
Foreign Investments. EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign securities or securities denominated in or indexed to foreign currencies and EVERGREEN INTERMEDIATE-TERM BOND FUND may invest in U.S. dollar denominated securities of foreign issuers. In addition, EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign currencies. These may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company.
                                       17

Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment adviser before making any of these types of investments.

Risk Characteristics Of Asset-Backed Securities. The Funds may invest in asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.
       Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities and mortgage backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Funds receive from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as CMOs, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.
       Prepayments may result in a capital loss to the Funds to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Funds which would be taxed as ordinary income when distributed to the shareholders. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Borrowing. As a matter of fundamental policy, the Funds may not borrow money except as a temporary measure to facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.

Restricted And Illiquid Securities. EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest up to 10% of its net assets and EVERGREEN U.S. GOVERNMENT FUND may invest up to 10% of its total assets in securities which are subject to restrictions on resale under federal securities law. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. The EVERGREEN SHORT-INTERMEDIATE BOND FUND, THE EVERGREEN INTERMEDIATE-TERM BOND
FUND and the EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES may invest up to 10% of their net assets in illiquid securities. EVERGREEN U.S. GOVERNMENT FUND may invest up to 15% of its net assets in illiquid securities. Illiquid securities include certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.
                            MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER
       The management of each Fund is supervised by the Trustees of the Trust under which the Fund is organized. The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to each Fund. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is
                                       18
headquartered in Charlotte, North Carolina, and had $96.7 billion in consolidated assets as of December 31, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. CMG manages or otherwise oversees the investment of over $36 billion in assets belonging to a wide range of clients, including the fifteen series of Evergreen Investment Trust (formerly known as First Union Funds). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services. Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") served as investment adviser to EVERGREEN INTERMEDIATE TERM BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity Bancorporation by a subsidiary of First Union.
       CMG manages investments and supervises the daily business affairs of each Fund and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of the average daily net assets of EVERGREEN SHORT-INTERMEDIATE
BOND FUND and EVERGREEN U.S. GOVERNMENT FUND and .60 of 1% of the average daily net assets of EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND. The total annualized operating expenses of each Fund for its most recent fiscal period are set forth in the section entitled "Financial Highlights". Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to each Fund and is entitled to receive a fee based on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion;
 .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz Incorporated, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for each Fund and is entitled to receive a fee from each Fund calculated on the average daily net assets of the Funds at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075%
on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $10.4 billion as of December 31, 1995.
PORTFOLIO MANAGERS
       Thomas L. Ellis, a Vice President of FUNB, has been the portfolio manager of EVERGREEN SHORT-INTERMEDIATE BOND FUND since its inception in 1988. Prior to joining FUNB in 1985, Mr. Ellis had seventeen years investment management and sales experience, including eleven years marketing short and medium-term obligations to institutional investors, and three years as head trader of First Boston Corporation. Rollin C. Williams, a Vice President of FUNB, has been the portfolio manager of EVERGREEN U.S. GOVERNMENT FUND since its inception in 1992. Mr. Williams, who has over twenty-four years investment management experience, was Head of Fixed Income Investments at Dominion Trust Company from 1988 until its acquisition by First Union. Bruce Besecker, a Vice President of FUNB, has been the Portfolio Manager of Evergreen Intermediate Term Bond Fund since its inception. Prior to joining FUNB, Mr. Besecker was a Vice President in the Fixed Income Unit of the Financial Management Department of First Fidelity since 1991. The Portfolio Manager of EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND since its inception has been Robert Cheshire. Mr. Cheshire is a Vice President of FUNB and was formerly a Vice President in the Institutional Asset Management Group of First Fidelity since 1990.
                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       Eligible investors may purchase shares of the Funds at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) all shareholders of record in one or more of the Evergreen mutual funds as of December 30, 1994, (ii) certain institutional investors, and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The minimum initial investment is $1,000, which may be waived in certain situations. There
                                       19
is no minimum for subsequent investments. Investors may make subsequent investments by establishing a Systematic Investment Plan or a Telephone Investment Plan.
Purchases by Mail or Wire. Each investor must complete the enclosed Share Purchase Application and mail it, together with a check made payable to the Fund whose shares are being purchased, to State Street Bank and Trust Company ("State Street") at P.O. Box 9021, Boston, Massachusetts 02205-9827. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees.
       When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which an investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to the Fund in New York. If they are, the Fund must forward them to State Street, and the request will not be effective until State Street receives them.
       Initial investments may also be made by wire by (i) calling State Street at 800-423-2615 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street, as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Custodian and Shareholder Services. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed
Application must also be sent to State Street indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.
How the Funds Value Their Shares. The net asset value of each class of the
Funds' shares is calculated by dividing the value of the amount of each Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in each Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair market value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading market.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds.
       The Share Purchase Application may not be used to invest in any of the prototype retirement plans for which the Funds are an available investment. For information about the requirements to make such investments, including copies of the necessary application forms, please call the Fund at the number on the front page of this Prospectus. The Funds cannot accept investments specifying a certain price or date and reserve the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen Mutual Funds. Although not currently anticipated, the Funds reserve the right to suspend the offer of shares for a period of time.
       Shares of the Funds are sold at the net asset value per share next determined after a shareholder's order is received. Investments by federal funds wire or by check will be effective upon receipt by State Street. Qualified institutions may telephone orders for the purchase of any Fund's shares. Institutions should telephone the Fund (800-235-0064) for additional information on purchases by telephone. Investors may also purchase shares through a broker/dealer, which may charge a fee for the service.
HOW TO REDEEM SHARES
       You may "redeem", i.e., sell your shares in a Fund to that Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the
                                       20
check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.
Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for the Funds. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders may withdraw amounts of $1,000 or more from their accounts by calling State Street (800-423-2615) between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach the Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank. State Street currently deducts a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Funds will employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds shall not be liable for following telephone instructions reasonably believed to be genuine. Also, the Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.
General. The redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen Mutual Funds by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen Mutual Fund, is subject to the minimum investment and suitability requirements of each Fund.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange.
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An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. The Funds impose a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be modified or discontinued at any time by the Funds upon sixty days' notice to shareholders and is only available in states in which shares of the Fund being acquired may lawfully be sold.
Exchanges by Telephone and Mail.You may exchange shares with a value of $1,000 or more by telephone by calling State Street (800-423-2615). Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, the Funds will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, Evergreen Funds Distributor, Inc. ("EFD"), the distributor of the Funds' shares, or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.
Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $50 per month or $75 per quarter.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Funds' Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

Tax Sheltered Retirement Plans. You may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income), including: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as
                                       22
agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       For EVERGREEN U.S. GOVERNMENT FUND net income dividends, if any, are declared daily and paid monthly. For EVERGREEN INTERMEDIATE-TERM BOND FUND, EVERGREEN SHORT-INTERMEDIATE BOND FUND, and EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND net income dividends are declared and paid monthly. Distributions of any net realized capital gains of the Funds will be made annually or more frequently as required as a condition of continued qualification as a regulated investment company by the Internal Revenue Code of 1986, as amended (the "Code"). Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year. Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund making the distribution at the net asset value per share at the close of business on the record date, unless the shareholder has made a written request for payment in cash.
       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that each Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. Most shareholders of the Funds normally will have to pay Federal income taxes and any state or local taxes on the dividends and distributions they receive from a Fund whether such dividends and distributions are made in cash or in additional shares. Questions on how any distributions will be taxed to the investor should be directed to the investor's own tax adviser.
       Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Certain income from a Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder of the Funds will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year.
       A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. See the Statement of Additional Information for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.
       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding.
       The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the
                                       23
foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the Statement of Additional Information. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.
GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN U.S. GOVERNMENT FUND are each separate investment series of Evergreen Investment Trust (formerly First Union Funds), which is a Massachusetts business trust organized in 1984. EVERGREEN INTERMEDIATE-TERM BOND FUND and EVERGREEN INTERMEDIATE-TERM GOVERNMENT Securities Fund are separate series of The Evergreen Lexicon Fund (formerly, The FFB Lexicon Fund), which is a Massachusetts business trust organized in 1991. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable contingent deferred sales charge. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series or class were established in a Fund, each share of the series or class would normally be entitled to one vote for all purposes. Generally, shares of each series and class would vote together as a single class on matters, such as the election of Trustees, that affect each series and class in substantially the same manner. Class A, B, C and Y shares have identical voting, dividend, liquidation and other rights, except that each class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific class. Each class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent and Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian, registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Funds. The transfer agency fee with respect to the Class B Shares will be higher than the transfer agency fee with respect to the Class A or Class C Shares.

Principal Underwriter. EFD, an affiliate of Furman Selz Incorporated, located 230 Park Avenue, New York, New York 10169, is the principal underwriter of the Funds. Furman Selz Incorporated also acts as sub-administrator to the Funds.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) all shareholders of record in one or more of the Funds for which Evergreen Asset served as investment adviser as of December 30, 1994, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. The Funds performance may be quoted in advertising in terms of "yield" or "total return". Both types of performance are based on formulas prescribed by the Securities and Exchange Commission ("SEC") and are not intended to indicate future performance. Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of a Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Funds' financial statements. To calculate yield, a
                                       24

Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss. Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc. and Morningstar, Inc. as well as other industry publications, and comparisons to various indices.
       A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

Liability Under Massachusetts Law. Under Massachusetts law, Trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.
Additional Information. This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
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  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT ACCOUNTANTS
  KPMG Peat Marwick, LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15219 DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169
                                                                          536125